                     -------------------------------------
                                     TRUST

                               for Credit Unions

                     -------------------------------------


                               Semiannual Report
                           -------------------------
                               February 28, 1999

                            TRUST FOR CREDIT UNIONS

                                ---------------

                             MONEY MARKET PORTFOLIO

                            STATEMENT OF INVESTMENTS
                               February 28, 1999
                                  (Unaudited)
                                ($ in Thousands)

 Principal              Interest                         Maturity                         Amortized
  Amount                  Rate                             Date                              Cost
 ---------              --------                         --------                         ---------

                             Bank Notes (17.8%)
 BankBoston, N.A.
 $  5,000                 5.76%                          03/31/99                         $    5,000
   15,000                 4.94                           04/05/99                             15,000
    5,000                 5.11                           04/05/99                              5,000
    5,000                 5.74                           04/15/99                              5,000
 FCC National Bank
    5,000                 5.65                           03/03/99                              5,000
   10,000                 5.04                           04/26/99                             10,000
   15,000                 4.86                           05/10/99                             15,000
 Fifth Third Bank
   20,000                 4.83                           03/22/99                             20,000
 First Union National Bank
   20,000                 4.83                           03/08/99                             20,000
   15,000                 5.12                           03/29/99                             15,000
   15,000                 5.06                           05/19/99                             15,000
 Greenwood Trust
   35,000                 4.84                           04/26/99                             35,000
 Huntington National Bank
   10,000                 4.98                           01/11/00                              9,998
 Mellon Bank, N.A.
   10,000                 5.13                           05/10/99                             10,000
 National City Bank
   15,000                 5.08                           02/11/00                             14,995
 NationsBank, N.A.
   20,000                 5.11                           05/10/99                             20,000
   10,000                 4.92                           07/06/99                             10,000
   15,000                 5.00                           01/05/00                             14,997
 PNC Bank, N.A.
   10,000                 5.71                           04/26/99                              9,999
   15,000                 5.04                           02/16/00                             14,993

 Principal              Interest                         Maturity                         Amortized
  Amount                  Rate                             Date                              Cost
 ---------              --------                         --------                         ---------

                          Bank Notes--(Continued)
 Wachovia Bank, N.A.
 $ 10,000                 6.70%                          04/14/99                         $   10,020
   30,000                 5.00                           06/02/99                             30,000
   15,000                 4.95                           08/16/99                             15,000
                                                                                          ----------
    Total Bank Notes................................                                      $  325,002
                                                                                          ----------
                      Certificates of Deposit (16.2%)
 American Express Centurion Bank
 $ 15,000                 4.84%                          03/08/99                         $   15,000
   25,000                 4.84                           03/12/99                             25,000
   20,000                 4.85                           03/15/99                             20,000
 Chase Manhattan Bank, N.A.
    6,000                 4.90                           03/18/99                              6,000
   15,000                 4.94                           03/29/99                             15,000
   30,000                 5.05                           04/05/99                             30,000
 Crestar Bank
   20,000                 4.93                           04/05/99                             20,000
 FCC National Bank
   25,000                 5.71                           03/05/99                             25,000
 First National Bank of Maryland
   15,000                 4.99                           01/25/00                             14,996
   10,000                 5.11                           02/23/00                              9,997
 First Tennessee Bank, N.A.
   25,000                 4.90                           03/15/99                             25,000
 Morgan Guaranty Trust Co.
   20,000                 4.93                           04/13/99                             20,000
   10,000                 5.14                           04/19/99                             10,000
 Old Kent Bank
   10,000                 5.14                           03/29/99                             10,000
   35,000                 5.06                           05/10/99                             35,000
 Regions Bank
   15,000                 5.15                           02/18/00                             15,000
                                                                                          ----------
    Total Certificates of Deposit...................                                      $  295,993
                                                                                          ----------

   The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                      MONEY MARKET PORTFOLIO--(Continued)

                            STATEMENT OF INVESTMENTS
                               February 28, 1999
                                  (Unaudited)
                                ($ in Thousands)

 Principal              Interest                         Maturity                         Amortized
  Amount                  Rate                             Date                              Cost
 ---------              --------                         --------                         ---------

                     Euro Certificates of Deposit (0.8%)
 Morgan Guaranty Trust London
 $ 15,000                 5.09%                          02/14/00                         $   14,977
                                                                                          ----------
    Total Euro Certificates of Deposit..............                                      $   14,977
                                                                                          ----------
                          Medium Term Notes (0.5%)
 Bank of New York
 $  4,000                 5.57%                          03/17/99                         $    4,000
 BankBoston, N.A.
    5,000                 6.67                           04/09/99                              5,005
                                                                                          ----------
    Total Medium Term Notes.........................                                      $    9,005
                                                                                          ----------
                       Variable Rate Notes(a) (13.2%)
 American Express Centurion Bank
 $ 10,000                 4.91%                          03/12/99                         $   10,000
 Comerica Bank Detroit
   20,000                 4.88                           03/02/99                             19,995
   10,000                 5.11                           03/10/99                              9,998
   10,000                 4.82                           03/17/99                              9,998
 First Tennessee Bank, N.A.
   15,000                 5.10                           03/09/99                             14,998
    5,000                 4.85                           04/23/99                              5,000
 First Union National Bank
    5,000                 4.84                           03/17/99                              4,999
   15,000                 4.99                           04/21/99                             15,000
 First USA Bank
   10,000                 5.32                           04/21/99                             10,034
 Fleet National Bank
   15,000                 5.06                           03/15/99                             14,995
 Key Bank National Association
   20,000                 5.24                           03/04/99                             20,000
   20,000                 4.91                           03/10/99                             20,001
 Morgan Guaranty Trust Co.
   20,000                 4.89                           03/29/99                             19,995

 Principal             Interest                       Maturity                       Amortized
  Amount                 Rate                           Date                            Cost
 ---------             --------                       --------                       ---------

                   Variable Rate Notes(a)--(Continued)
 PNC Bank, N.A.
 $ 15,000                4.82%                        03/01/99                       $   14,996
   10,000                4.81                         03/29/99                            9,997
 Southtrust Bank of Alabama, N.A.
    5,000                4.85                         04/21/99                            5,000
 US Bank, N.A.
    5,000                4.88                         03/08/99                            4,999
   10,000                4.95                         03/17/99                           10,000
    5,000                4.83                         03/17/99                            4,999
   15,000                4.87                         03/29/99                           14,999
                                                                                     ----------
    Total Variable Rate Notes.....................                                   $  240,003
                                                                                     ----------
                      Repurchase Agreements (52.2%)
 Chase Securities Repurchase Agreement(b)
 $100,000                4.81%                        03/15/99                       $  100,000
 Joint Account I(c)
  201,900                4.77                         03/01/99                          201,900
 Joint Account II(b)
  650,000                4.86                         03/01/99                          650,000
                                                                                     ----------
    Total Repurchase Agreements                                                      $  951,900
                                                                                     ----------
    Total Investments.............................                                   $1,836,880(d)
                                                                                     ==========

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
(a) Variable rate securities. Coupon rates disclosed are those which are in effect at February 28, 1999. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b) The repurchase agreement is fully collateralized by mortgage-related securities issued by the U.S. Government.
(c) The repurchase agreement is fully collateralized by U.S. Treasury obligations and a portion of this security is being segregated as collateral for the settlement of a security purchase.
(d) The amount stated also represents aggregate cost for federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                        GOVERNMENT SECURITIES PORTFOLIO

                            STATEMENT OF INVESTMENTS

                               February 28, 1999
                                  (Unaudited)
                                ($ in Thousands)

Principal               Interest                           Maturity
 Amount                   Rate                               Date                              Value
---------               --------                           --------                            -----

                    Mortgage Backed Obligations (74.8%)
Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC)(a) (19.9%)
 $ 2,954                  7.13%                            08/01/17                           $  2,989
     900                  7.43                             04/01/18                                922
   5,185                  6.93                             05/01/18                              5,285
   1,797                  7.17                             07/01/18                              1,833
   3,885                  8.08                             11/01/18                              3,980
   5,466                  7.03                             08/01/19                              5,548
   6,096                  7.15                             08/01/19                              6,188
  17,671                  7.33                             11/01/19                             17,910
   3,965                  7.10                             07/01/21                              4,040
   4,840                  7.14                             11/01/21                              4,924
   3,142                  7.07                             02/01/22                              3,201
  19,062                  7.29                             02/01/22                             19,387
  14,348                  7.40                             04/01/22                             14,709
   2,255                  6.36                             11/01/22                              2,250
   3,198                  6.89                             11/01/22                              3,231
   9,661                  7.20                             11/01/22                              9,850
   6,180                  7.15                             06/01/24                              6,314
   3,944                  8.05                             10/01/25                              4,012
   2,042                  6.57                             02/01/28                              2,079
   3,052                  6.59                             04/01/28                              3,087
   3,683                  5.94                             06/01/29                              3,694
   1,806                  6.42                             07/01/29                              1,840
   9,249                  6.13                             01/01/30                              9,275
   4,658                  7.01                             05/01/31                              4,712
                                                                                              --------
   Total Adjustable Rate FHLMC.......................                                         $141,260
                                                                                              --------
Adjustable Rate Federal National Mortgage Association (FNMA)(a) (34.0%)
 $ 2,620                  7.18%                            10/01/13                           $  2,669
   2,426                  6.43                             03/01/17                              2,437
   1,414                  7.27                             11/01/17                              1,472
  10,260                  6.74                             12/01/17                             10,484
   1,317                  6.85                             04/01/18                              1,342

Principal               Interest                           Maturity
 Amount                   Rate                               Date                              Value
---------               --------                           --------                            -----

                 Mortgage Backed Obligations--(Continued)
Adjustable Rate Federal National Mortgage Association (FNMA)(a)--
 (Continued)
 $   992                  6.75%                            06/01/18                           $  1,004
   3,297                  7.05                             08/01/18                              3,385
   5,561                  7.00                             09/01/18                              5,673
   2,796                  7.09                             09/01/18                              2,833
     959                  7.06                             11/01/18                                978
   1,616                  6.81                             05/01/19                              1,646
  15,371                  6.73                             06/01/19                             15,731
   1,576                  6.88                             07/01/19                              1,609
   5,204                  7.01                             12/01/19                              5,213
   2,659                  7.18                             03/01/20                              2,695
   1,074                  7.09                             05/01/20                              1,091
  14,427                  7.55                             05/01/20                             14,745
   4,927                  7.08                             12/01/20                              5,020
   8,909                  6.08                             12/25/20                              8,861
  18,546                  7.22                             01/01/21                             19,038
  11,155                  6.86                             04/01/21                             11,366
  29,818                  7.15                             09/01/21                             30,475
   1,369                  6.93                             10/01/21                              1,396
   2,902                  7.37                             11/01/21                              2,991
   1,479                  7.22                             02/01/22                              1,510
   4,452                  7.16                             05/01/22                              4,505
  22,854                  7.21                             09/01/22                             23,397
   2,904                  8.23                             01/01/23                              2,974
  12,160                  7.12                             09/01/25                             12,461
   3,550                  6.75                             10/01/25                              3,603
   6,305                  6.01                             11/01/26                              6,323
   3,291                  7.03                             07/01/27                              3,355
   2,327                  6.82                             10/01/27                              2,368
  14,347                  5.89                             07/01/28                             14,469
  11,525                  6.02                             02/01/31                             11,557
                                                                                              --------
   Total Adjustable Rate FNMA........................                                         $240,676
                                                                                              --------

   The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                  GOVERNMENT SECURITIES PORTFOLIO--(Continued)

                            STATEMENT OF INVESTMENTS
                               February 28, 1999
                                  (Unaudited)
                                ($ in Thousands)

Principal               Interest                           Maturity
 Amount                   Rate                               Date                              Value
---------               --------                           --------                            -----

                 Mortgage Backed Obligations--(Continued)
Adjustable Rate Government National Mortgage Association (GNMA)(a) (9.9%)
 $   876                  6.63%                            09/20/21                           $    891
   8,542                  6.88                             04/20/22                              8,674
   9,362                  6.88                             04/20/22                              9,531
   4,143                  6.63                             09/20/22                              4,209
   5,702                  6.88                             02/20/23                              5,797
   2,663                  6.88                             03/20/23                              2,707
  10,475                  6.88                             04/20/23                             10,658
   5,790                  6.63                             07/20/23                              5,886
   5,064                  6.63                             07/20/23                              5,159
   3,645                  6.63                             09/20/23                              3,698
   4,941                  6.63                             09/20/25                              4,978
   3,277                  6.50                             09/20/27                              3,331
   4,567                  5.50                             05/20/28                              4,605
                                                                                              --------
   Total Adjustable Rate GNMA........................                                         $ 70,124
                                                                                              --------
Fixed Rate FHLMC Gold (2.8%)
 $ 4,584                  7.00%                            01/01/00                           $  4,598
   4,052                  7.00                             02/01/00                              4,057
  10,541                  8.00                             01/01/28                             10,973
                                                                                              --------
   Total Fixed Rate FHLMC Gold.......................                                         $ 19,628
                                                                                              --------
Fixed Rate FNMA (3.1%)
 $ 9,528                  7.00%                            10/01/02                           $  9,610
   4,533                  7.00                             03/01/04                              4,571
      53                  7.00                             04/01/04                                 54
     919                  7.00                             04/01/04                                925
   7,062                  6.00                             06/01/04                              7,012
                                                                                              --------
   Total Fixed Rate FNMA.............................                                         $ 22,172
                                                                                              --------
Fixed Rate GNMA (0.7%)
 $ 4,774                  9.00%                            12/15/17                           $  5,117
                                                                                              --------

Principal               Interest                           Maturity
 Amount                   Rate                               Date                              Value
---------               --------                           --------                            -----

                 Mortgage Backed Obligations--(Continued)
             Collateralized Mortgage Obligations (CMOs) (3.6%)
Regular Floater CMOs(a) (3.3%)
FHG Series 16, Class FC
 $ 2,750                  6.10%                            08/25/23                           $  2,756
FHLMC REMIC Trust Series 1009, Class D
   1,383                  5.54                             10/15/20                              1,385
FHLMC REMIC Trust Series 1698, Class FA
   2,966                  5.74                             03/15/09                              2,977
FHLMC Series 1555, Class FA
   2,877                  6.14                             08/15/08                              2,905
FNMA Series 1992-137, Class F
  10,000                  5.97                             08/25/22                             10,172
FNMA Series 1997-70, Class FA
   2,900                  5.42                             07/18/20                              2,908
                                                                                              --------
   Total Regular Floater CMOs........................                                         $ 23,103
                                                                                              --------
Sequential Fixed Rate CMOs (0.3%)
FNMA REMIC Trust Series 1990-24, Class E
 $ 1,426                  9.00%                            03/25/20                           $  1,470
FNMA Series 1993-47, Class A
     765                  6.65                             03/25/05                                762
                                                                                              --------
   Total Sequential Fixed Rate CMOs..................                                         $  2,232
                                                                                              --------
   Total CMOs........................................                                         $ 25,335
                                                                                              --------
Planned Amortization Class-- Principal Only(b) (0.8%)
FNMA Series 1993-241, Class PE
 $ 5,475                  6.50%                            10/25/23                           $  5,333
                                                                                              --------
   Total Mortgage Backed Obligations (cost $534,999)...                                       $529,645
                                                                                              --------
                          Agency Debentures (3.0%)
Federal Home Loan Mortgage Corp.
 $ 7,400                  5.00%                            02/15/01                           $  7,349

   The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                  GOVERNMENT SECURITIES PORTFOLIO--(Continued)

                            STATEMENT OF INVESTMENTS
                               February 28, 1999
                                  (Unaudited)
                                ($ in Thousands)

Principal               Interest                           Maturity
 Amount                   Rate                               Date                              Value
---------               --------                           --------                            -----

                      Agency Debentures--(Continued)
Federal National Mortgage Association
 $ 4,000                  5.44%                            01/29/01                           $  4,001
Sri Lanka Aid(a)
  10,000                  5.30                             11/01/24                             10,000
                                                                                              --------
   Total Agency Debentures
    (cost $21,403).....................................                                       $ 21,350
                                                                                              --------

                     U.S. Treasury Obligations (18.0%)
United States Treasury Notes
 $75,100                  5.63%                            11/30/00                           $ 75,651
  39,500                  6.63                             07/31/01                             40,747
United States Treasury Principal Only Stripped Securities(b)
   6,000                  5.43                             11/15/04                              4,417
   9,300                  5.49                             05/15/05                              6,643
                                                                                              --------
   Total U.S. Treasury Obligations
    (cost $129,255)....................................                                       $127,458
                                                                                              --------

                        Repurchase Agreement (3.4%)
Joint Account II(c)
 $24,400                  4.86%                            03/01/99                           $ 24,400
                                                                                              --------
   Total Repurchase Agreement
    (cost $24,400).....................................                                       $ 24,400
                                                                                              --------
   Total Investments
    (cost $710,057(d)).................................                                       $702,853
                                                                                              ========

-----------------------
Federal Income
 Tax
 Information:
 Gross
  unrealized
  gain for
  investments
  in which
  value
  exceeds
  cost........ $   443
 Gross
  unrealized
  loss for
  investments
  in which
  cost exceeds
  value.......  (7,778)
               -------
 Net
  unrealized
  loss........ $(7,335)
               =======
-----------------------

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
(a) Variable rate securities. Coupon rates disclosed are those which are in effect at February 28, 1999.
(b) The interest rates disclosed for these securities represent effective yields to maturity.
(c) The repurchase agreement is fully collateralized by mortgage-related securities issued by the U.S. Government.
(d) The aggregate cost for federal income tax purposes is $710,188.

   The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                         MORTGAGE SECURITIES PORTFOLIO

                            STATEMENT OF INVESTMENTS
                               February 28, 1999
                                  (Unaudited)
                                ($ in Thousands)

Principal               Interest                           Maturity
 Amount                   Rate                               Date                              Value
---------               --------                           --------                            -----

                    Mortgage Backed Obligations (72.8%)
Adjustable Rate Federal National Mortgage Association (FNMA)(a) (2.1%)
 $ 9,644                  7.16%                            01/01/21                           $  9,900
                                                                                              --------
Fixed Rate Federal Home Loan Mortgage Corp.(FHLMC) Gold (4.7%)
 $ 1,905                  6.50%                            04/01/13                           $  1,918
   1,094                  6.50                             04/01/13                              1,102
   1,931                  6.50                             04/01/13                              1,944
   1,915                  6.50                             05/01/13                              1,928
     883                  6.50                             05/01/13                                889
     975                  6.50                             06/01/13                                982
     979                  6.50                             07/01/13                                985
   3,901                  6.50                             07/01/13                              3,928
   1,458                  6.50                             07/01/13                              1,468
   2,689                  6.50                             07/01/13                              2,708
   3,092                  8.50                             05/01/28                              3,254
   1,141                  8.50                             05/01/28                              1,201
                                                                                              --------
   Total Fixed Rate FHLMC Gold.......................                                         $ 22,307
                                                                                              --------
Fixed Rate FNMA (1.2%)
 $ 1,795                  6.00%                            09/01/07                           $  1,788
     992                  6.00                             10/01/08                                985
   2,150                  6.00                             06/01/09                              2,135
     879                  6.00                             11/01/09                                873
                                                                                              --------
   Total Fixed Rate FNMA.............................                                         $  5,781
                                                                                              --------
Fixed Rate Government National Mortgage Association (GNMA) (2.9%)
 $    13                  8.50%                            07/15/09                           $     14
      15                  8.50                             07/15/09                                 16
      19                  8.50                             09/15/09                                 19
      16                  8.50                             12/15/09                                 16
     238                  8.50                             01/15/10                                249

Principal               Interest                           Maturity
 Amount                   Rate                               Date                              Value
---------               --------                           --------                            -----

                  Mortgage Backed Obligations--(Continued)
Fixed Rate Government National Mortgage Association (GNMA)--(Continued)
 $   317                  8.50%                            01/15/10                           $    332
     369                  8.50                             01/15/10                                386
     238                  8.50                             02/15/10                                249
     262                  8.50                             02/15/10                                274
     183                  8.50                             02/15/10                                192
     225                  8.50                             02/15/10                                236
      73                  8.50                             02/15/10                                 77
      51                  8.50                             03/15/10                                 53
     609                  8.50                             03/15/10                                637
     281                  8.50                             04/15/10                                295
      40                  8.50                             04/15/10                                 42
     118                  8.50                             05/15/10                                123
      15                  8.50                             05/15/10                                 16
     152                  8.50                             05/15/10                                159
     335                  8.50                             06/15/10                                351
     512                  8.50                             06/15/10                                537
     147                  8.50                             06/15/10                                154
     280                  8.50                             06/15/10                                293
     199                  8.50                             07/15/10                                208
     217                  8.50                             08/15/10                                227
     238                  8.50                             10/15/10                                249
     935                  8.50                             11/15/10                                981
     595                  8.50                             12/15/10                                623
     585                  8.50                             12/15/10                                613
     784                  8.50                             09/15/11                                817
     610                  8.50                             10/15/11                                636
     779                  8.50                             03/15/12                                818
     709                  8.50                             07/15/12                                739
   3,183                  9.00                             12/15/17                              3,412
                                                                                              --------
   Total Fixed Rate GNMA.............................                                         $ 14,043
                                                                                              --------

   The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   MORTGAGE SECURITIES PORTFOLIO--(Continued)

                            STATEMENT OF INVESTMENTS
                               February 28, 1999
                                  (Unaudited)
                                ($ in Thousands)

Principal               Interest                           Maturity
 Amount                   Rate                               Date                              Value
---------               --------                           --------                            -----

                  Mortgage Backed Obligations--(Continued)
             Collateralized Mortgage Obligations (CMO) (61.9%)
Adjustable Rate CMOs(a) (10.8%)
Chase Mortgage Finance Corp. Series 1995-A, Class A
 $ 8,274                  6.21%                            04/25/25                           $  8,266
Citicorp Mortgage Securities, Inc. Series 1992-17, Class A
   3,570                  7.00                             09/25/22                              3,586
CMC Securities Corp. II Series 1993-2I, Class A2
   1,393                  6.82                             09/15/23                              1,379
Imperial Savings Association Series 1988-3, Class A
   1,135                  6.79                             01/25/18                              1,132
Independent National Mortgage Corp. Series 1994-W, Class A1
     797                  7.78                             12/25/24                                798
Merrill Lynch Mortgage Investors, Inc. Series 1994-I, Class A1
   2,139                  7.53                             01/25/05                              2,145
Prudential Home Mortgage Series 1992-8, Class A1
     355                  7.39                             04/25/22                                354
Resolution Trust Corp. Series 1992-04, Class B2
   4,500                  7.01                             07/25/28                              4,498
Resolution Trust Corp. Series 1992-11, Class B2
  10,201                  7.01                             10/25/24                             10,172
Resolution Trust Corp. Series 1994-1, Class M3
   4,141                  7.58                             09/25/29                              4,157
Resolution Trust Corp. Series 1995-1, Class A3
   6,432                  6.90                             10/25/28                              6,476
Resolution Trust Corp. Series 1995-1, Class M3
   2,159                  6.90                             10/25/28                              2,160
Ryland Mortgage Securities Corp. Series 1989-FN1, Class A
     421                  7.38                             11/01/18                                420
Ryland Mortgage Securities Corp. Series 1991-B1, Class 1
     697                  7.15                             03/25/20                                696

Principal               Interest                           Maturity
 Amount                   Rate                               Date                              Value
---------               --------                           --------                            -----

                  Mortgage Backed Obligations--(Continued)
Adjustable Rate CMOs(a)--(Continued)
Ryland Mortgage Securities Corp. Series 1992-3, Class A2
 $   170                  7.01%                            06/25/20                           $    170
Salomon Brothers Mortgage Securities Series 1990-3A, Class 1
     696                  6.25                             11/25/20                                693
Salomon Brothers Mortgage Securities Series 1994-20, Class A
   2,527                  7.99                             08/01/24                              2,555
Saxon Mortgage Securities Corp. Series 1994-11, Class A
   1,722                  8.36                             12/25/24                              1,733
                                                                                              --------
   Total Adjustable Rate CMOs........................                                         $ 51,390
                                                                                              --------
Planned Amortization Class (PAC) CMOs (38.8%)
Chase Mortgage Finance Corp. Series 1994-G, Class A7
 $10,152                  7.00%                            04/25/25                           $ 10,191
Chemical Mortgage Securities, Inc. Series 1994-1, Class A1
   3,149                  6.25                             01/25/09                              3,109
CMC Securities Corp. IV Series 1997-2, Class IA13
   1,238                  6.60                             11/25/27                              1,235
Countrywide Funding Corp. Series 1993-9, Class A3
   3,000                  6.50                             01/25/09                              3,002
Countrywide Funding Corp. Series 1993-11, Class A9
  10,750                  6.25                             02/25/09                             10,454
Countrywide Funding Corp. Series 1994-13, Class A4
  10,097                  6.50                             06/25/09                             10,110
Countrywide Home Loans Series 1998-11, Class A10
  12,492                  6.25                             08/25/28                             12,431
Countrywide Mortgage Backed Securities, Inc. Series 1994-I, Class A4
   2,179                  6.25                             07/25/09                              2,171
FHLMC Series 15, Class H
   5,000                  6.50                             06/25/19                              5,034

   The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   MORTGAGE SECURITIES PORTFOLIO--(Continued)

                            STATEMENT OF INVESTMENTS
                               February 28, 1999
                                  (Unaudited)
                                ($ in Thousands)

Principal               Interest                           Maturity
 Amount                   Rate                               Date                              Value
---------               --------                           --------                            -----

                  Mortgage Backed Obligations--(Continued)
Planned Amortization Class (PAC) CMOs--(Continued)
FHLMC Series 1556, Class G
 $ 5,000                  6.35%                            10/15/10                            $ 5,030
FHLMC Series 1985, Class PC
  18,000                  6.35                             05/17/18                             18,096
FHLMC Series 1987, Class L
  10,000                  6.20                             08/25/22                              9,695
FHLMC Series 2055, Class OD
  15,000                  6.00                             12/15/07                             14,714
FNMA REMIC Trust Series 1997-84, Class PA
  14,000                  5.90                             11/25/21                             13,680
FNMA REMIC Trust Series 1997-84, Class PB
   7,000                  5.50                             01/25/08                              6,711
GE Capital Mortgage Services, Inc. Series 1994-07, Class A6
     844                  5.50                             02/25/09                                831
GE Capital Mortgage Services, Inc. Series 1994-13, Class A1
   1,231                  6.50                             04/25/24                              1,231
GE Capital Mortgage Services, Inc. Series 1994-15, Class A8
   4,604                  6.00                             04/25/09                              4,580
GE Capital Mortgage Services, Inc. Series 1997-8, Class A13
  13,722                  7.25                             10/25/27                             13,797
Housing Securities, Inc. Series 1993-E, Class E8
   2,289                 10.00                             02/25/08                              2,347
Norwest Asset Securities Corp. Series 1998-17, Class A2
  16,182                  6.25                             08/25/28                             16,185
Paine Webber Mortgage Acceptance Corp. Series 1993-6, Class A3
   4,727                  6.90                             08/25/08                              4,747
PNC Mortgage Securities Corp. Series 1998-2, Class 5A2
   4,752                  6.63                             03/25/28                              4,766

Principal               Interest                           Maturity
 Amount                   Rate                               Date                              Value
---------               --------                           --------                            -----

                  Mortgage Backed Obligations--(Continued)
Planned Amortization Class (PAC) CMOs--(Continued)
Prudential Home Mortgage Securities Series 1993-54, Class A4
 $ 3,514                  6.50%                            01/25/24                           $  3,520
Residential Funding Mortgage Securities I Series 1993-S32, Class A3
   7,000                  6.50                             09/25/08                              7,004
                                                                                              --------
   Total PAC CMOs....................................                                         $184,671
                                                                                              --------
Regular Floater CMOs(a) (2.1%)
CMC Securities Corp. III Series 1994-A, Class A17
 $ 4,867                  6.09%                            02/25/24                           $  4,950
Countrywide Funding Corp. Series 1993-10, Class A9
   4,931                  5.97                             01/25/24                              4,968
                                                                                              --------
   Total Regular Floater CMOs........................                                         $  9,918
                                                                                              --------
Sequential Fixed Rate CMOs (8.1%)
Bear Stearns Secured Investors Trust Series 1987-2, Class D
 $ 1,296                  9.95%                            10/20/18                           $  1,320
CMC Securities Corp. Series 1993-C, Class C3
   1,827                  9.55                             04/25/08                              1,856
Collateralized Mortgage Obligation Trust Series 64, Class Z
   8,093                  9.00                             11/20/20                              8,322
FHLMC Series 1293, Class Z
   2,499                  7.50                             07/15/99                              2,498
FNMA REMIC Trust Series 1988-12, Class A
   2,318                 10.00                             02/25/18                              2,495
Norwest Asset Securities Corp. Series 1997-5, Class A5
   7,844                  7.00                             04/25/12                              7,869
Residential Asset Securitization Trust Series 1997-A3, Class A5
   1,443                  7.75                             05/25/27                              1,462

   The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                  MORTGAGE SECURITIES PORTFOLIO--(Continued)

                           STATEMENT OF INVESTMENTS
                               February 28, 1999
                                  (Unaudited)
                               ($ in Thousands)

 Principal            Interest                     Maturity
   Amount               Rate                         Date                         Value
 ---------            --------                     --------                       -----

                Mortgage Backed Obligations--(Continued)
Sequential Fixed Rate CMOs--(Continued)
Salomon Brothers Mortgage Securities Series 1984-2, Class Z
 $     4,661              10.00%                      12/01/14                 $      4,742
Structured Asset Securities Corp. Series 1995-3A, Class 1A1
       8,000               7.00                       01/28/24                        8,060
                                                                               ------------
   Total Sequential Fixed Rate CMOs.................                           $     38,624
                                                                               ------------
Support CMO (1.1%)
Countrywide Mortgage Backed Securities, Inc. Series 1993-A, Class A9
 $     5,379               6.50%                      10/25/08                 $      5,367
                                                                               ------------
Targeted Amortization Class (TAC) CMOs (1.0%)
Paine Webber Mortgage Acceptance Corp. Series 1994-6, Class A7
 $     5,000               6.00%                      04/25/09                 $      4,890
                                                                               ------------
   Total CMOs.......................................                           $    294,860
                                                                               ------------
   Total Mortgage Backed Obligations (cost
    $349,432).......................................                           $    346,891
                                                                               ------------
                    U.S. Treasury Obligations (21.5%)
United States Treasury Notes
 $     5,000               5.63%                      11/30/00                 $      5,037
      35,600               6.63                       07/31/01                       36,723
      10,200               5.75                       10/31/02                       10,351
United States Treasury Principal Only Stripped Securities(b)
      48,500               5.43                       11/15/04                       35,703
      20,500               5.49                       05/15/05                       14,643
                                                                               ------------
   Total U.S. Treasury Obligations (cost $105,440)..                           $    102,457
                                                                               ------------

Principal               Interest                           Maturity
 Amount                   Rate                               Date                              Value
---------               --------                           --------                            -----

                        Repurchase Agreement (5.5%)
Joint Account II(c)
 $26,200                  4.86%                            03/01/99                           $ 26,200
                                                                                              --------
   Total Repurchase Agreement (cost $26,200).........                                         $ 26,200
                                                                                              --------
   Total Investments (cost $481,072(d))..............                                         $475,548
                                                                                              ========

--------------------------------
Federal Income Tax
 Information:
 Gross unrealized gain
  for
  investments in which
  value exceeds cost... $   928
 Gross unrealized loss
  for investments in
  which cost exceeds
  value................  (6,680)
                        -------
 Net unrealized loss... $(5,752)
                        =======
--------------------------------

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
(a) Variable rate securities. Coupon rates disclosed are those which are in effect at February 28, 1999.
(b) The interest rates disclosed for these securities represent effective yields to maturity.
(c) The repurchase agreement is fully collateralized by mortgage-related securities issued by the U.S. Government.
(d) The aggregate cost for federal income tax purposes is $481,300.

  The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                      STATEMENTS OF ASSETS AND LIABILITIES
                               February 28, 1999
                                  (Unaudited)

                                         Money       Government     Mortgage
                                         Market      Securities    Securities
                                       Portfolio     Portfolio     Portfolio
                                     -------------- ------------  ------------
ASSETS
Investment in securities, at value
 (identified cost $1,836,880,413,
 $710,056,939, $481,072,126,
 respectively)...................... $1,836,880,413 $702,853,003  $475,547,972
Cash................................             --       29,032        54,303
Receivables:
 Investment securities sold.........             --    9,365,907            --
 Interest...........................      9,842,519    5,165,363     2,614,537
Other assets........................         14,380        5,959         3,454
                                     -------------- ------------  ------------
    Total assets....................  1,846,737,312  717,419,264   478,220,266
                                     -------------- ------------  ------------
LIABILITIES
Payables:
 Investment securities purchased....     15,013,492    6,225,438        20,586
 Dividends..........................      6,338,659    2,382,543     1,671,401
 Advisory fees......................         91,940      108,686        71,690
 Administration fees................         26,269       54,345        17,923
Accrued expenses and other
 liabilities........................        254,626       46,686        40,236
                                     -------------- ------------  ------------
    Total liabilities...............     21,724,986    8,817,698     1,821,836
                                     -------------- ------------  ------------
NET ASSETS
Paid-in capital.....................  1,825,012,326  735,996,948   489,942,696
Accumulated distributions in excess
 of net investment income...........             --   (1,563,512)     (905,169)
Accumulated net realized loss on
 investment transactions............             --  (18,627,934)   (7,114,943)
Net unrealized loss on investments..             --   (7,203,936)   (5,524,154)
                                     -------------- ------------  ------------
    Net assets...................... $1,825,012,326 $708,601,566  $476,398,430
                                     ============== ============  ============
Net asset value & public offering
 price per unit (net assets/units
 outstanding)....................... $         1.00 $       9.69  $       9.70
                                     ============== ============  ============
UNITS OUTSTANDING
Total units outstanding, $0.001 par
 value (unlimited number of units
 authorized)........................  1,825,012,326   73,154,083    49,115,279
                                     ============== ============  ============

   The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                            STATEMENTS OF OPERATIONS
                   For the Six Months Ended February 28, 1999
                                  (Unaudited)

                                            Money     Government    Mortgage
                                           Market     Securities   Securities
                                          Portfolio    Portfolio    Portfolio
                                         -----------  -----------  -----------
   Investment Income:
    Interest Income....................  $34,580,121  $20,144,026  $13,522,441
                                         -----------  -----------  -----------
   Expenses:
    Advisory fees......................    1,076,056      676,947      443,556
    Administration fees................      667,783      338,474      110,889
    Custodian fees.....................       72,243       51,839       50,543
    Professional fees..................       46,982       31,020       26,671
    Trustees' fees.....................       19,439        8,679        6,596
    Other expenses.....................      153,702       10,290       14,843
                                         -----------  -----------  -----------
    Total expenses.....................    2,036,205    1,117,249      653,098
   Less--Fee waivers ..................   (1,151,110)          --           --
                                         -----------  -----------  -----------
    Net expenses.......................      885,095    1,117,249      653,098
                                         -----------  -----------  -----------
   Net investment income...............   33,695,026   19,026,777   12,869,343
   Net realized gain (loss) on
    investment transactions............           --     (440,495)     502,551
   Net change in unrealized loss on
    investments........................           --   (6,274,246)  (9,627,308)
                                         -----------  -----------  -----------
   Net increase in net assets resulting
    from operations....................  $33,695,026  $12,312,036  $ 3,744,586
                                         ===========  ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                   For the Six Months Ended February 28, 1999
                                  (Unaudited)

                                        Money        Government     Mortgage
                                       Market        Securities    Securities
                                      Portfolio      Portfolio     Portfolio
                                   ---------------  ------------  ------------
From operations:
 Net investment income...........  $    33,695,026  $ 19,026,777  $ 12,869,343
 Net realized gain (loss) from
  investment transactions........               --      (440,495)      502,551
 Net change in unrealized loss on
  investments....................               --    (6,274,246)   (9,627,308)
                                   ---------------  ------------  ------------
 Net increase in net assets
  resulting from operations......       33,695,026    12,312,036     3,744,586
                                   ---------------  ------------  ------------
Distributions to Unitholders:
 From net investment income......      (33,695,026)  (19,026,777)  (12,869,343)
 In excess of net investment
  income.........................               --      (220,360)     (296,452)
                                   ---------------  ------------  ------------
 Total distribution to
  Unitholders....................      (33,695,026)  (19,247,137)  (13,165,795)
                                   ---------------  ------------  ------------
From Unit Transactions:
 Proceeds from sales of units....    5,641,641,255    80,837,246   102,600,000
 Reinvestment of dividends and
  distributions..................       15,737,080     4,360,379     2,695,829
 Cost of units repurchased.......   (4,805,222,785)  (24,313,500)  (62,025,986)
                                   ---------------  ------------  ------------
 Net increase in net assets
  resulting from unit
  transactions...................      852,155,550    60,884,125    43,269,843
                                   ---------------  ------------  ------------
 Total increase..................      852,155,550    53,949,024    33,848,634
Net assets:
 Beginning of period.............      972,856,776   654,652,542   442,549,796
                                   ---------------  ------------  ------------
 End of period...................  $ 1,825,012,326  $708,601,566  $476,398,430
                                   ===============  ============  ============
Accumulated distributions in
 excess of net investment income.  $            --  $ (1,563,512) $   (905,169)
                                   ===============  ============  ============
Summary of Unit Transactions:
 Units sold......................    5,641,641,255     8,306,808    10,397,647
 Reinvestment of dividends and
  distributions..................       15,737,080       448,273       273,947
 Units repurchased...............   (4,805,222,785)   (2,494,978)   (6,261,172)
                                   ---------------  ------------  ------------
 Increase in units outstanding...      852,155,550     6,260,103     4,410,422
                                   ===============  ============  ============

   The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Year Ended August 31, 1998

                                        Money        Government     Mortgage
                                       Market        Securities    Securities
                                      Portfolio      Portfolio     Portfolio
                                   ---------------  ------------  ------------
From Operations:
 Net investment income...........  $    43,957,960  $ 34,453,785  $ 25,109,722
 Net realized gain from
  investment transactions........               --       276,048     2,639,413
 Net change in unrealized gain
  (loss) on investments..........               --    (2,665,524)    2,780,412
                                   ---------------  ------------  ------------
 Net increase in net assets
  resulting from operations......       43,957,960    32,064,309    30,529,547
                                   ---------------  ------------  ------------
Distributions to Unitholders:
 From net investment income......      (43,957,960)  (34,453,785)  (24,417,759)
 In excess of net investment
  income.........................               --      (762,530)           --
                                   ---------------  ------------  ------------
 Total distributions to
  Unitholders....................      (43,957,960)  (35,216,315)  (24,417,759)
                                   ---------------  ------------  ------------
From Unit Transactions:
 Proceeds from sales of units....    7,453,527,751   286,851,659   123,443,287
 Reinvestment of dividends and
  distributions..................       20,341,734     8,074,557     5,950,306
 Cost of units repurchased.......   (6,942,217,385) (201,763,429)  (43,270,804)
                                   ---------------  ------------  ------------
 Net increase in net assets re-
  sulting from unit transactions.      531,652,100    93,162,787    86,122,789
                                   ---------------  ------------  ------------
 Total Increase..................      531,652,100    90,010,781    92,234,577
Net Assets:
 Beginning of year...............      441,204,676   564,641,761   350,315,219
                                   ---------------  ------------  ------------
 End of year.....................  $   972,856,776  $654,652,542  $442,549,796
                                   ===============  ============  ============
Accumulated distributions in ex-
 cess of net investment income...  $            --  $ (1,343,152) $   (608,717)
                                   ===============  ============  ============
Summary of Unit Transactions:
 Units sold......................    7,453,527,751    29,195,793    12,565,758
 Reinvestment of dividends and
  distributions..................       20,341,734       822,455       605,881
 Units repurchased...............   (6,942,217,385)  (20,521,732)   (4,391,995)
                                   ---------------  ------------  ------------
 Increase in units outstanding...      531,652,100     9,496,516     8,779,644
                                   ===============  ============  ============

   The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                   ---------

                            MONEY MARKET PORTFOLIO
                             FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                     Income from               Distributions to
                               investment operations(b)          unitholders
                               ------------------------   ----------------------------
                                                                                                                      Ratio of
                                                                                                                        net
                                                                                From                       Ratio of   invest-
                        Net                                            In       net      Net                 net        ment
                       asset                    Net         From     excess    real-    asset              expenses    income
                      value at     Net        realized      net      of net     ized    value                 to         to
                       begin-    invest-      gain on     invest-   invest-   gain on     at               average    average
                      ning of     ment        invest-       ment      ment    invest-   end of   Total       net        net
                       period    income        ments       income    income    ments    period return(a)    assets     assets
                      -------- ------------ ------------  --------  --------  --------  ------ ---------   --------   --------
Six months ended (unaudited):
    2/28/99.........   $1.00        $0.0252 $         --  $(0.0252) $     --  $     --  $1.00    5.08%(c)    0.13%(c)   5.05%(c)
Year ended:8/31/98..    1.00         0.0552           --   (0.0552)       --        --   1.00    5.67        0.11       5.52
    8/31/97.........    1.00         0.0530           --   (0.0530)       --        --   1.00    5.43        0.18       5.31
    8/31/96.........    1.00         0.0539           --   (0.0539)       --        --   1.00    5.51        0.19       5.37
    8/31/95.........    1.00         0.0555           --   (0.0553)       --        --   1.00    5.56        0.20       5.55
    8/31/94.........    1.00         0.0329       0.0002   (0.0342)  (0.0001)  (0.0002)  1.00    3.50        0.25       3.29
                                  Ratio information
                                 assuming no waiver
                                 of fees or expense
                                   reimbursements
                                 ----------------------
                                             Ratio of
                                               net
                         Net     Ratio of   investment
                        assets   expenses     income
                        at end      to          to
                          of     average     average
                        period     net         net
                       (000's)    assets      assets
                      ---------- ---------- -----------
Six months ended (unaudited):
    2/28/99.........  $1,825,012   0.31%(c)    4.87%(c)
Year ended:8/31/98..     972,857   0.30        5.33
    8/31/97.........     441,205   0.33        5.16
    8/31/96.........     426,710   0.31        5.25
    8/31/95.........     382,096   0.33        5.42
    8/31/94.........     216,989   0.34        3.20

(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Calculated based on average shares outstanding methodology.
(c) Annualized.

  The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                   ---------

                        GOVERNMENT SECURITIES PORTFOLIO
                             FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                  Income from          Distributions to
                                             investment operations        unitholders
                                             -----------------------   ------------------
                                                                                                                       Ratio of
                                                                                                                         net
                                                            Net                                             Ratio of   invest-
                                      Net                 realized                  In      Net               net        ment
                                     asset                  and          From     excess   asset            expenses    income
                                    value at   Net       unrealized      net      of net   value               to         to
                                     begin-  invest-    gain (loss)    invest-   invest-     at             average    average
                                    ning of    ment      on invest-      ment      ment    end of   Total     net        net
                                     period   income      ments(a)      income    income   period return(b)  assets     assets
                                    -------- ---------- ------------   --------  --------  ------ --------- --------   --------
Six months ended
(unaudited):
    2/28/99.........                 $9.79      $0.2732  $   (0.0987)  $(0.2732) $(0.0013) $9.69    1.80%     0.33%(d)   5.62%(d)
Year ended:
                          8/31/98.    9.84       0.5764      (0.0400)   (0.5764)  (0.0100)  9.79    5.60      0.34       5.83
    8/31/97.........                  9.76       0.5911       0.0829    (0.5911)  (0.0029)  9.84    7.09      0.34       6.02
    8/31/96.........                  9.76       0.6024      (0.0055)   (0.5969)       --   9.76    6.26      0.35       6.16
    8/31/95.........                  9.78       0.5515      (0.0011)   (0.5582)  (0.0122)  9.76    5.82      0.34       5.65
    8/31/94.........                  9.97       0.4286      (0.1974)   (0.4212)       --   9.78    2.33      0.35       4.25
                                                       Ratio information
                                                      assuming no waiver
                                                      of fees or expense
                                                        reimbursements
                                                      ----------------------
                                                                  Ratio of
                                                                    net
                                               Net    Ratio of   investment
                                     Port-    assets  expenses     income
                                     folio    at end     to          to
                                     turn-      of    average     average
                                     over     period    net         net
                                    rate(c)  (000's)   assets      assets
                                    -------- -------- ---------- -----------
Six months ended
(unaudited):
    2/28/99.........                 37.04%  $708,602   0.33%(d)    5.62%(d)
Year ended:
                          8/31/98.   93.77    654,653   0.34        5.83
    8/31/97.........                 88.02    564,642   0.34        6.02
    8/31/96.........                149.66    535,702   0.35        6.16
    8/31/95.........                 70.58    529,659   0.34        5.65
    8/31/94.........                 42.27    594,331   0.37        4.23

(a) Includes balancing effect of calculating per share amounts.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Includes the effect of mortgage dollar roll transactions.
(d) Annualized.

  The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                   ---------

                         MORTGAGE SECURITIES PORTFOLIO
                             FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                  Income from                   Distributions to
                                             investment operations                 unitholders
                                             ---------------------     --------------------------------------
                                                            Net                               In
                                      Net                 realized                  In      excess              Net
                                     asset                  and          From     excess    of net             asset
                                    value at   Net       unrealized      net      of net   realized            value
                                     begin-  invest-    gain (loss)    invest-   invest-   gain on     From      at
                                    ning of    ment      on invest-      ment      ment    invest-   paid-in   end of   Total
                                     period   income      ments(a)      income    income    ments    capital   period return(b)
                                    -------- ---------- ------------   --------  --------  --------  --------  ------ ---------
Six months ended (unaudited):
    2/28/99.........                 $9.90   $   0.2851  $   (0.1952)  $(0.2851) $(0.0048) $     --  $     --  $9.70    0.90%
Year ended:
                          8/31/98.    9.75       0.6395       0.1272    (0.6167)       --        --        --   9.90    8.10
    8/31/97.........                  9.65       0.6399       0.1011    (0.6399)  (0.0011)       --        --   9.75    7.89
    8/31/96.........                  9.74       0.6604      (0.1195)   (0.6309)       --        --        --   9.65    5.67
    8/31/95.........                  9.62       0.6075       0.1539    (0.6075)  (0.0175)       --   (0.0164)  9.74    8.20
    8/31/94.........                 10.13       0.5533      (0.4530)   (0.5719)  (0.0340)  (0.0044)       --   9.62    1.00
                                                                             Ratio information
                                                                            assuming no waiver
                                                                                  of fees
                                                                            ----------------------
                                               Ratio of
                                                 net                                    Ratio of
                                    Ratio of   invest-                                    net
                                      net        ment                Net    Ratio of   investment
                                    expenses    income     Port-    assets  expenses     income
                                       to         to       folio    at end     to          to
                                    average    average     turn-      of    average     average
                                      net        net       over     period    net         net
                                     assets     assets    rate(c)  (000's)   assets      assets
                                    ---------- ---------- -------- -------- ---------- -----------
Six months ended (unaudited):
    2/28/99.........                  0.29%(d)   5.80%(d)  54.17%  $476,398   0.29%(d)    5.80%(d)
Year ended:
                          8/31/98.    0.30       6.44     108.76    442,550   0.30        6.44
    8/31/97.........                  0.30       6.57     106.10    350,315   0.30        6.57
    8/31/96.........                  0.28       6.64     163.42    332,546   0.30        6.62
    8/31/95.........                  0.26       6.36     130.98    264,409   0.32        6.30
    8/31/94.........                  0.28       5.66     188.58    283,886   0.29        5.65

(a) Includes balancing effect of calculating per share amounts.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Includes the effect of mortgage dollar roll transactions.
(d) Annualized.

  The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                         NOTES TO FINANCIAL STATEMENTS

                               February 28, 1999
                                  (Unaudited)
1.Organization
  Trust for Credit Unions (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of three diversified portfolios: the Money Market Portfolio, Government Securities Portfolio and Mortgage Securities Portfolio. Units of the Fund are offered for sale solely to state and federally chartered credit unions.

2.Summary of Significant Accounting Policies

  The following is a summary of significant accounting policies followed by the Fund which are in conformity with those generally accepted in the investment company industry.

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

 A.Investment Valuation

  For the Government Securities Portfolio and Mortgage Securities Portfolio, investments in mortgage backed, asset backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Fund's Board of Trustees. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Government Securities Portfolio and Mortgage Securities Portfolio are valued at amortized cost, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

 B.Security Transactions and Investment Income

  Security transactions are recorded on the trade date. Realized gains and losses on sales of portfolio securities are calculated on the identified cost basis. For the Money Market Portfolio, interest income is determined on the basis of interest accrued, premium amortized and discount earned. The Mortgage Securities Portfolio amortizes market discounts and premiums on certain mortgage backed securities and treasury obligations.

  For the Government Securities Portfolio and Mortgage Securities Portfolio, premiums on interest-only securities and on collateralized mortgage obligations with nominal principal amounts are amortized on an

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(Continued)

                               February 28, 1999
                                  (Unaudited)
2.Summary of Significant Accounting Policies--(Continued)

effective yield basis over the expected life of the respective securities, taking into account actual principal prepayment experience and estimates of future principal prepayments. Certain mortgage security paydown gains and losses are taxable as ordinary income. Such paydown gains and losses increase or decrease taxable ordinary income available for distribution and are classified as interest income in the accompanying Statements of Operations. Original issue discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security.

 C.Mortgage Dollar Rolls

  The Government Securities and Mortgage Securities Portfolios may enter into mortgage "dollar rolls" in which the portfolios sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity), but not identical securities on a specified future date. The portfolios will segregate and maintain cash or liquid debt securities in an amount equal to the forward purchase price until the settlement date. For financial reporting and tax reporting purposes, the portfolios treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.

 D.Federal Taxes

  It is each portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable income to its unitholders. Accordingly, no federal tax provisions are required. The characterization of distributions to unitholders for financial reporting purposes is determined in accordance with income tax rules and is based upon the best available information. Therefore, in the accompanying financial statements, the source of a portfolio's distributions may be shown as (i) from net investment income, (ii) in excess of net investment income, (iii) from net realized gains on investment transactions, (iv) in excess of net realized gains on investment transactions, and/or (v) from capital.

  As of each portfolio's most recent tax year-end, the following portfolios had approximately the following amounts of capital loss carryforward for U.S. federal tax purposes:

          Portfolio                     Amount              Years of Expiration
   ------------------------ ------------------------------- -------------------
   Government Securities...           $19,235,536               1999 - 2005
   Mortgage Securities.....             7,389,230               2002 - 2004

  These amounts are available to be carried forward to offset future capital gains of the corresponding portfolios to the extent permitted by applicable laws or regulations.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(Continued)

                               February 28, 1999
                                  (Unaudited)
2.Summary of Significant Accounting Policies--(Continued)

 E.Expenses

  Expenses incurred by the Fund that do not specifically relate to an individual portfolio of the Fund are generally allocated to the portfolios based on each portfolio's relative average net assets for the period.

3.Agreements

  Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser pursuant to an Advisory Agreement with the Fund. Under the Advisory Agreement, Goldman Sachs, subject to the general supervision of the Fund's Trustees, manages the Fund's portfolios and provides certain administrative services for the Fund. As compensation for services rendered under the Advisory Agreement and the assumption of the expenses related thereto, Goldman Sachs is entitled to a fee, computed daily and payable monthly, at the following annual rates as a percentage of each respective portfolio's average daily net assets:

                   Portfolio                         Asset levels          Fee
   ----------------------------------------- ----------------------------  ----
   Money Market............................. up to $300 million            0.20%
                                             in excess of $300 million     0.15
   Government Securities.................... all                           0.20
   Mortgage Securities...................... all                           0.20

  Effective October 1, 1998, Goldman Sachs voluntarily agreed to limit its advisory fee with respect to the Money Market Portfolio to .07% of average daily net assets. From July 1, 1997 to September 30, 1998, Goldman Sachs voluntarily agreed to limit its advisory fee with respect to the Money Market Portfolio to .06% of average daily net assets; prior thereto, Goldman Sachs voluntarily agreed to limit its advisory fee to .12% of the first $250 million,
 .10% of the next $250 million, .09% of the next $250 million and .08% over $750 million of the portfolio's average daily net assets. This voluntary limitation may be modified or eliminated by Goldman Sachs in the future at its discretion. For the six months ended February 28, 1999, Goldman Sachs waived advisory fees amounting to $616,884.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(Continued)

                               February 28, 1999
                                  (Unaudited)
3.Agreements--(Continued)

  Callahan Credit Union Financial Services Limited Partnership ("CUFSLP") serves as the Fund's administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. serves as a general partner to CUFSLP, and 40 major credit unions are limited partners. Under the Administration Agreement, CUFSLP, subject to the general supervision of the Fund's Trustees, provides certain administrative services to the Fund. As compensation for services rendered under the Administration Agreement, CUFSLP is entitled to the following fees, computed daily and payable monthly, at the following annual rates as a percentage of each respective portfolio's average daily net assets:

                               Portfolio                      Fee
            ------------------------------------------------ -----
            Money Market.................................... 0.10%
            Government Securities...........................  0.10
            Mortgage Securities.............................  0.05

  Effective July 1, 1997, CUFSLP voluntarily agreed to limit its administration fee with respect to the Money Market Portfolio to .02% of average daily net assets; prior thereto, CUFSLP voluntarily agreed to limit its administration fee to .05% of the first $500 million, .04% of the next $250 million and .03% over $750 million of the portfolio's average daily net assets. For the six months ended February 28, 1999, CUFSLP waived administration fees amounting to $534,226.

  CUFSLP has agreed that to the extent the total annualized expenses (excluding interest, taxes, brokerage and extraordinary expenses) (the "Expenses") of the Money Market Portfolio exceed .20% of the average daily net assets of the Money Market Portfolio, CUFSLP will either reduce the administration fees otherwise payable or pay such Expenses of the Money Market Portfolio. For the six months ended February 28, 1999, no expenses were required to be reimbursed by CUFSLP under this agreement.

  CUFSLP and Goldman Sachs have each voluntarily agreed to limit the other annualized ordinary expenses (excluding advisory, administration, interest, taxes, brokerage and extraordinary expenses) of the Government Securities Portfolio such that CUFSLP will reimburse expenses that exceed .05% up to .10% of the Government Securities Portfolio's average daily net assets, and Goldman Sachs will reimburse expenses that exceed .10% up to .15% of the Government Securities Portfolio's average daily net assets. For the six months ended February 28, 1999, no expenses were required to be reimbursed by CUFSLP and Goldman Sachs under this agreement.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(Continued)

                               February 28, 1999
                                  (Unaudited)
3.Agreements--(Continued)

  Callahan Financial Services, Inc. and Goldman Sachs serve as exclusive distributors of units of the Fund. For the six months ended February 28, 1999, neither received any compensation for this service. Goldman Sachs also serves as Transfer Agent of the Fund for a fee.

4.Investment Transactions

  Purchases and proceeds of sales or maturities of long-term securities for the Government Securities Portfolio and Mortgage Securities Portfolio for the six months ended February 28, 1999 were as follows ($ in thousands):

                                                           Government  Mortgage
                                                           Securities Securities
                                                           Portfolio  Portfolio
                                                           ---------- ----------
Purchases of U.S. Government and agency obligations......   $419,134   $234,945
Purchases (excluding U.S. Government and agency obliga-
 tions)..................................................         --     51,848
Sales or maturities of U.S. Government and agency obliga-
 tions...................................................    319,272    232,638
Sales or maturities (excluding U.S. Government and agency
 obligations)............................................         --     36,964

5.Repurchase Agreements

  During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping in the customer-only account of State Street Bank and Trust Company, the Fund's custodian, or at subcustodians. GSAM monitors the market value of the underlying securities by pricing them daily.

6.Joint Repurchase Agreement Accounts

  The Portfolios, together with other registered investment companies having advisory agreements with GSAM, transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in repurchase agreements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(Continued)

                               February 28, 1999
                                  (Unaudited)
6.Joint Repurchase Agreement Accounts--(Continued)

  As of February 28, 1999, the Money Market Portfolio had a 3.79% undivided interest in the repurchase agreements in Joint Account I, which equaled $5,324,400,000 in principal amount. As of February 28, 1999, the repurchase agreements in this joint account were fully collateralized by U.S. Treasury obligations.

                                Principal                          Amortized
                                  Amount      Interest Maturity       Cost
Joint Account I              ($ in thousands)   Rate     Date   ($ in thousands)
---------------              ---------------- -------- -------- ----------------
Bear Stearns Companies,
 Inc.......................     $  700,000      4.79%   3/1/99     $  700,000
Credit Suisse First Boston
 Corp......................      1,000,000      4.77    3/1/99      1,000,000
Donaldson Lufkin &
 Jenrette, Inc.............      1,180,000      4.77    3/1/99      1,180,000
Lehman Brothers, Inc.......        100,000      4.80    3/1/99        100,000
Salomon-Smith Barney, Inc..      1,500,000      4.77    3/1/99      1,500,000
Warburg Dillon Read........        844,400      4.76    3/1/99        844,400
                                                                   ----------
 Total Joint Repurchase
  Agreement Account I......                                        $5,324,400
                                                                   ==========

  As of February 28, 1999, the Money Market Portfolio, Government Securities Portfolio and the Mortgage Securities Portfolio had a 17.20%, 0.65% and 0.69% undivided interest, respectively, in the repurchase agreements in Joint Account II, which equaled $3,778,900,000 in principal amount. As of February 28, 1999, the repurchase agreements in this joint account were fully collateralized by mortgage-related securities issued by the U.S. Government, its agencies or instrumentalities.

                                Principal                          Amortized
                                  Amount      Interest Maturity       Cost
Joint Account II             ($ in thousands)   Rate     Date   ($ in thousands)
----------------             ---------------- -------- -------- ----------------
ABN........................     $1,000,000      4.86%   3/1/99     $1,000,000
Bear Stearns Companies,
 Inc.......................        200,000      4.85    3/1/99        200,000
Bear Stearns Companies,
 Inc.......................        400,000      4.86    3/1/99        400,000
Deutsche Bank..............        700,000      4.86    3/1/99        700,000
Donaldson Lufkin &
 Jenrette, Inc.............        300,000      4.85    3/1/99        300,000
NationsBank, N.A. .........        800,000      4.86    3/1/99        800,000
Salomon-Smith Barney, Inc..        378,900      4.86    3/1/99        378,900
                                                                   ----------
 Total Joint Repurchase
  Agreement Account II.....                                        $3,778,900
                                                                   ==========

7.Other Matters

  Pursuant to an SEC exemptive order, the Money Market Portfolio may enter into certain principal transactions, including repurchase agreements with Goldman Sachs or its affiliates, subject to certain limitations as follows: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions on an annual basis.

This Semiannual Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust for Credit Unions Prospectus which contains facts concerning the Fund's objectives and policies, management, expenses and other information.

[LOGO]

Goldman
Sachs

TCUSEM99


-----------------------------
            TRUST

      for Credit Unions
-----------------------------

Trustees
Robert M. Coen, Chairman
John T. Collins, Vice-Chairman
Gene R. Artemenko
James C. Barr
Edgar F. Callahan
Thomas S. Condit
Douglas C. Grip
Betty G. Hobbs
Wendell A. Sebastian

Officers
Judy Sandberg, President
Jesse Cole, Vice President
Charles W. Filson, Vice President
James A. Fitzpatrick, Vice President
Gordon F. Linke, Vice President
Anne Marcel, Vice President
Nancy L. Mucker, Vice President
John M. Perlowski, Treasurer
Philip V. Giuca, Assistant Treasurer
Michael J. Richman, Secretary
Elizabeth Anderson, Assistant Secretary
Howard B. Surloff, Assistant Secretary
Kaysie Uniacke, Assistant Secretary

Administrator
Callahan Credit Union Financial Services
Limited Partnership

Investment Advisor
Goldman Sachs Asset Management,
a separate operating division
of Goldman, Sachs & Co.

Transfer Agent
Goldman, Sachs & Co.

Distributors
Callahan Financial Services, Inc.
Goldman, Sachs & Co.

Independent Auditors
Arthur Andersen
225 Franklin Street
Boston, MA 02110